Derivatives Designated as Hedging Instruments (Parenthetical) (Detail) (Interest Rate Swaps, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Decrease in derivative asset	$ 60
Less Than 6 Years | Derivatives Designated as Hedging Instruments | Fair Value Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Decrease in derivative asset	$ 60